Securitizations and Variable Interest Entities - Additional Information (Detail) (JPY ¥) In Billions, unless otherwise specified	3 Months Ended		6 Months Ended			6 Months Ended	12 Months Ended	6 Months Ended	12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Sep. 30, 2013	Sep. 30, 2012	Mar. 31, 2013	Sep. 30, 2013 Minimum [Member]	Mar. 31, 2013 Minimum [Member]	Sep. 30, 2013 Maximum [Member]	Mar. 31, 2013 Maximum [Member]
Variable Interest Entity [Line items]
Proceeds received from new securitizations	¥ 73	¥ 202	¥ 202	¥ 303
Debt securities issued by special purpose entities initial fair value	372	430	817	824
Cash inflows from third parties on the sale of debt securities	205	258	496	451
Cumulative balance of financial assets to SPEs	4,558		4,558		4,109
Retained interests	251		251		300
Interests held in SPEs	10	5	29	11
Outstanding collateral service agreements or written credit default swap agreements	¥ 5	¥ 15	¥ 5	¥ 15	¥ 18
Percentage of changes in fair value based on adverse effect						10.00%	10.00%	20.00%	20.00%